Pension and Postretirement Benefits - Assumptions Used and Schedule of Estimated Future Benefit Payments(Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Pension [Member]
Assumptions used in connection with defined benefit plan [Abstract]
Weighted average discount rate	4.10%	5.10%
Rate of increase in future compensation levels	0.00%	0.00%
Expected return on assets	7.75%	7.75%
Current year trend	0.00%	0.00%
Ultimate year trend	0.00%	0.00%
Assumptions used to calculate the net periodic benefit cost [Abstract]
Weighted average discount rate	5.10%	5.70%
Rate of increase in future compensation levels	0.00%	0.00%
Expected return on assets	7.75%	7.75%
Current year trend	0.00%	0.00%
Ultimate year trend	0.00%	0.00%
Estimated future benefit payments [Abstract]
2013	$ 1,451
2014	1,451
2015	1,498
2016	1,528
2017	1,536
2018 - 2022	7,942
Employer contribution expected to be paid during the next fiscal year	1,147
Postretirement [Member]
Assumptions used in connection with defined benefit plan [Abstract]
Weighted average discount rate	3.60%	4.40%
Rate of increase in future compensation levels	0.00%	0.00%
Expected return on assets	0.00%	0.00%
Current year trend	7.70%	8.10%
Ultimate year trend	4.80%	4.80%
Year of ultimate trend	2022	2021
Assumptions used to calculate the net periodic benefit cost [Abstract]
Weighted average discount rate	4.40%	5.30%
Rate of increase in future compensation levels	0.00%	0.00%
Expected return on assets	0.00%	0.00%
Current year trend	7.70%	8.10%
Ultimate year trend	4.80%	4.80%
Year of ultimate trend	2022	2021
Estimated future benefit payments [Abstract]
2013	430
2014	428
2015	433
2016	428
2017	393
2018 - 2022	1,743
Employer contribution expected to be paid during the next fiscal year	$ 430